Consolidated Statements of Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
Net Revenue from sales and/or services	R$ 18,524,601	R$ 17,148,949	R$ 15,261,697
Cost of sales and/or services	(13,596,141)	(12,640,042)	(11,740,101)
Gross profit	4,928,460	4,508,907	3,521,596
Operating income (expenses)	(1,944,495)	(2,563,431)	1,528,907
Selling expenses	(1,815,107)	(1,696,896)	(1,430,189)
General and administrative expenses	(415,841)	(518,232)	(470,332)
Other operating income	824,286	663,509	3,610,347
Other operating expenses	(646,944)	(1,076,730)	(1,341,191)
Equity in results of affiliated companies	109,111	64,918	1,160,272
Profit before financial income (expenses) and taxes	2,983,965	1,945,476	5,050,503
Financial income	295,074	643,590	487,720
Financial expenses	(2,758,701)	(3,166,017)	(3,852,882)
Profit (Loss) before income taxes	520,338	(576,951)	1,685,341
Income tax and social contribution	(409,109)	(266,546)	(2,903,216)
Profit (Loss) from continued operations	111,229	(843,497)	(1,217,875)
Profit (Loss) from discontinued operations	0	(9,561)	1,911
Net income (loss) for the year	111,229	(853,058)	(1,215,964)
Profit (Loss) for the year attributed to:
Controlling interests	10,272	(934,747)	(1,214,122)
Non-controlling interests	R$ 100,957	R$ 81,689	R$ (1,842)
Earnings (loss) per common share - (reais/share)
Basic	R$ .00757	R$ (.68876)	R$ (.89461)
Diluted	R$ 0.00757	R$ (0.68876)	R$ (0.89461)